Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss) before noncontrolling interests	$ 47,030	$ 38,003	$ (352,364)	$ 41,548	$ 42,577	$ 129,972	$ 42,527
Unrealized gain (loss) on investment securities:
Unrealized holding gains (losses) on investment securities, net of tax	97	(797)	1,951	1,238	2,335	(4)	212
Less: reclassification adjustment for gains (losses) included in net income	0	0	0	0	(497)	(58)	(673)
Net unrealized holding gains (losses) on investment securities	97	(797)	1,951	1,238	1,838	(62)	(461)
Unrealized gain on interest rate swap:
Unrealized holding gain (loss) on interest rate swap						(2,383)	1,036
Less: reclassification adjustment for net losses included in net income						8,817	14,277
Net unrealized gain on interest rate swaps						6,434	15,313
Foreign currency translation gain (loss)	4	(62)	(318)	29	133	(18)	(57)
Total other comprehensive income (loss)	101	(859)	1,633	1,267	1,971	6,354	14,795
Comprehensive income (loss)	47,131	37,144	(350,731)	42,815	44,548	136,326	57,322
Comprehensive income (loss) attributable to non-controlling interests-Artisan Partners Holdings	42,527	38,099	(363,135)	41,276	35,731	139,427	57,322
Comprehensive income (loss) attributable to non-controlling interests-Launch Equity	(1,210)	(955)	3,569	1,539	8,817	(3,101)
Comprehensive income attributable to Artisan Partners Asset Management Inc.	$ 5,814	$ 0	$ 8,835	$ 0